Financing Receivables (Details 7) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Past Due Financing Receivable
Total Past Due (> 90 days)	$ 82	$ 62
Current	22,428	19,998
Total Financing Receivables	22,510	20,060
Recorded Investment > 90 Days and Accruing	52	38
Major Markets
Past Due Financing Receivable
Total Financing Receivables	16,701	15,587
Growth Markets
Past Due Financing Receivable
Total Financing Receivables	5,808	4,472
Lease receivables
Past Due Financing Receivable
Total Past Due (> 90 days)	20	16
Current	9,154	8,415
Total Financing Receivables	9,174	8,430
Recorded Investment > 90 Days and Accruing	13	12
Lease receivables | Major Markets
Past Due Financing Receivable
Total Past Due (> 90 days)	8	6
Current	7,028	6,504
Total Financing Receivables	7,036	6,510
Recorded Investment > 90 Days and Accruing	5	6
Lease receivables | Growth Markets
Past Due Financing Receivable
Total Past Due (> 90 days)	11	9
Current	2,127	1,911
Total Financing Receivables	2,138	1,921
Recorded Investment > 90 Days and Accruing	8	6
Client loan receivables
Past Due Financing Receivable
Total Past Due (> 90 days)	63	46
Current	13,273	11,584
Total Financing Receivables	13,336	11,629
Recorded Investment > 90 Days and Accruing	39	26
Client loan receivables | Major Markets
Past Due Financing Receivable
Total Past Due (> 90 days)	27	23
Current	9,639	9,054
Total Financing Receivables	9,666	9,077
Recorded Investment > 90 Days and Accruing	8	7
Client loan receivables | Growth Markets
Past Due Financing Receivable
Total Past Due (> 90 days)	36	22
Current	3,634	2,530
Total Financing Receivables	3,670	2,552
Recorded Investment > 90 Days and Accruing	$ 31	$ 19